Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Entity Registrant Name	TPCO Holding Corp.
Entity Central Index Key	0001876945
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true
Entity File Number	000-56348
Entity Incorporation State Country Code	Z4
Entity Tax Identification Number	98-1566338
Entity Address Address Line 1	1550 Leigh Avenue
Entity Address City Or Town	San Jose
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95125
City Area Code	669
Local Phone Number	279-5390
Security 12b Title	NONE